TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of income (loss) before income taxes

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
Mainland China	(50,136)	(42,551)	(67,851)	(9,703)
Other jurisdictions	62,712	(31,091)	(340,955)	(48,755)
Total profit income (loss) before tax	12,576	(73,642)	(408,806)	(58,458)

Schedule of composition of income tax expense

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
Current income tax expense
PRC	—	—	110	16
Deferred income tax expense (benefit)	—	—	—	—
	—	—	110	16

Schedule of reconciliation between statutory EIT rate and Group's effective tax rate

	For the year ended	For the year ended
	December 31,	December 31,
	2023	2024

PRC statutory EIT rate	25%	25%
Effect of different tax rates in other jurisdictions	0%	(270)%
Change in future tax rate (upon expiration of preferential rate)	(1)%	0%
Change of prior year deferred tax assets	(37)%	16%
Change of valuation allowance	194%	174%
Income not subject to tax and non-deductible expenses, net	16%	(2)%
Effect of expired net operating loss	(197)%	57%
PRC withholding tax	0%	0%
Effective EIT rate	0%	0%

	For the year ended
	December 31,
	2025
	RMB	USD
	(in thousands)
PRC statutory EIT rate	(99,071)	(14,167)	24%
Effect of different tax rates in other jurisdictions	—	—	—%
Change in future tax rate (upon expiration of preferential rate)	(6,458)	(923)	2%
Change of prior year deferred tax assets	66,281	9,478	(16)%
Change of valuation allowance	45,994	6,577	(11)%
Income not subject to tax and non-deductible expenses, net	1,166	167	(1)%
Effect of expired net operating loss	(7,802)	(1,116)	2%
PRC withholding tax	—	—	—%
Effective EIT rate	110	16	0%

Schedule of significant components of deferred tax assets and liabilities

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Temporary differences related to expenses and accruals	530	460	66
Temporary differences related to impairment on advances to suppliers	306	306	44
Temporary differences related to provision for credit losses	600	601	86
Other	—	23	3
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	(3,392)	(3,317)	(474)
Startup expenses and advertising fees	33	14	2
Temporary differences related to equity investments	7,747	14,041	2,008
Temporary differences related to provision for prepayment for equipment	—	—	—
Tax loss carry forwards	142,365	97,392	13,926
Total deferred tax assets	148,189	109,520	15,661
Less: Valuation allowance	(148,189)	(109,520)	(15,661)
Total deferred tax assets	—	—	—

Schedule of movement of valuation allowance on deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Beginning balance	84,879	148,189	21,191
Increase (decrease) in valuation allowance	63,310	(38,669)	(5,530)
Ending balance	148,189	109,520	15,661